Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities	Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities
(1)    The Group has recognized the following amounts relating to revenue and other income in the statement of profit or loss:

(in millions of Korean won)	2023		2024		2025
Revenue from contracts with customers	₩	26,063,185	₩	26,146,846	₩	27,966,493
Revenue from other sources	224,016		232,798		286,700
Other income (Note 27)	308,044		344,829		294,715
Total revenue and other income	₩	26,595,245	₩	26,724,473	₩	28,547,908
(2)    Operating revenues and other income for the years ended December 31, 2023, 2024 and 2025 are as follows:

(in millions of Korean won)	2023	2024	2025
Mobile services	₩ 7,140,333	₩ 7,318,087	₩ 7,585,939
Fixed-line services	5,142,359	5,157,728	5,191,735
Fixed-line and VoIP telephone services	1,249,024	1,188,365	1,116,286
Broadband Internet access services	2,578,558	2,634,200	2,683,700
Data communication services	1,314,777	1,335,163	1,391,749
Media and content	3,206,521	3,107,444	3,085,463
Financial services	3,967,763	3,742,655	3,473,946
Sale of goods	3,292,514	3,373,686	4,864,906
Others	3,845,755	4,024,873	4,345,919
Total	₩ 26,595,245	₩ 26,724,473	₩ 28,547,908
Mobile and fixed-line service
Telecommunication service revenues include mobile and fixed-line (e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that are considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).
Media and content services
Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading. Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.
Financial services
Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.
Sale of goods
Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.
(3)    Contract assets and liabilities recognized in relation to the revenues from contracts with customers, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025
Contract assets[1]	₩	929,181	₩	1,111,973
Contract liabilities[1]	1,240,934		410,379
Deferred revenue[2]	₩	87,209	₩	94,302
1The Group recognized contract assets of ₩85,713 million and contract liabilities of ₩170,641 million for long-term construction contract as of December 31, 2025 (2024: contract assets of ₩128,375 million and contract liabilities of ₩967,614 million). The Group recognizes contract assets as trade receivables and other receivables, and contract liabilities as other current liabilities.
2Deferred revenue recognized relating to government grant is excluded.
(4)    The contract costs recognized as assets are as follows:

(in millions of Korean won)	2023		2024		2025
Incremental cost of contract establishment	₩	1,656,711	₩	1,666,042	₩	2,018,168
Cost of Contract performance	70,757		72,122		80,920
As at December 31, 2025, the Group recognized ₩1,818,814 million (2023: ₩1,759,586 million, 2024: ₩1,715,915 million) of operating expenses related to contract cost assets.
(5)    For the years ended December 31, 2023, 2024 and 2025, revenue recognized from carried-forward contract liabilities and deferred revenue, is as follows:

(in millions of Korean won)	2023		2024		2025
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Allocation of the transaction price	₩	213,609	₩	199,624	₩	1,128,319
Deferred revenue of joining/installment fee	41,824		41,451		41,900
Total	₩	255,433	₩	241,075	₩	1,170,219